Property and equipment, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 21,223	€ 13,024
Less: accumulated depreciation	10,096	5,024
Property and equipment, net	46,862	12,853
Amortization of capitalized software development costs	1,200	500	€ 200
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,302	4,517
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,358	5,186
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,743	1,963
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,009	394
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,811	964
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35,735	4,853
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 2,600	€ 1,900